Commitments (Narrative) (Details) - 12 months ended Dec. 31, 2021 $ in Millions, $ in Millions	USD ($) Ounce	CAD ($) Ounce
Disclosure Of Commitments [Line Items]
Amount payable for mining equipment and service contracts | $		$ 40.9
Amount payable for mining equipment and service contracts in 2022 | $		33.3
Amount payable for mining equipment and service contracts in 2023 | $		$ 7.6
Amulsar stream [Member]
Disclosure Of Commitments [Line Items]
Delivery of gold, ounces	89,034
Delivery of silver, ounces	434,093
Credit bid transaction percentage	35.60%
Amulsar stream [Member] | 1st Anniversary [Member]
Disclosure Of Commitments [Line Items]
Buy-back option, percentage	50.00%
Buy-back option | $	$ 34.4
Amulsar stream [Member] | 2nd and 3rd anniversary [Member]
Disclosure Of Commitments [Line Items]
Buy-back option, percentage	50.00%
Buy-back option | $	$ 31.3
Amulsar offtake [Member]
Disclosure Of Commitments [Line Items]
Potential offtake percentage	84.87%
Delivery of gold, ounces	2,110,425
Description of offtake percentage increase	Offtake percentage will increase to 84.87% if the operator elects to reduce the gold stream
Gold per ounces, attributable to OBL (less any ounces delivered pursuant to the Amulsar stream)	1,853,751
Back Forty stream [Member]
Disclosure Of Commitments [Line Items]
Delivery of gold, ounces	105,000
Back Forty stream [Member] | After reaching 105,000 ounces of gold [Member]
Disclosure Of Commitments [Line Items]
Potential stream percentage	9.25%
Mantos Blancos stream [Member]
Disclosure Of Commitments [Line Items]
Delivery of silver, ounces	19,300,000
Silver ounces delivered as of December 31, 2021		2,700,000
Potential stream percentage	100.00%
Mantos Blancos stream [Member] | After reaching 19.3 million ounces of silver [Member]
Disclosure Of Commitments [Line Items]
Potential stream percentage	40.00%
Gibraltar mine's production [Member]
Disclosure Of Commitments [Line Items]
Delivery of silver, ounces	5,900,000
Gibraltar stream [Member]
Disclosure Of Commitments [Line Items]
Delivery of silver, ounces	900,000
Potential stream percentage	75.00%
Gibraltar stream [Member] | After reaching 5.9 million ounces of silver [Member]
Disclosure Of Commitments [Line Items]
Potential stream percentage - Gibco's share	35.00%